Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consisted of the following (in thousands):

	As of December 31,
	2021	2020
Laboratory equipment	$28,552	$22,818
Equipment under capital leases	21,384	20,743
Leasehold improvements	21,905	16,736
Capitalized software	25,693	14,631
Building under capital lease	6,276	6,276
Construction in-progress	940	4,673
Computer equipment	6,634	4,118
Furniture, fixtures and other equipment	3,241	3,214
Total property and equipment	114,625	93,209
Less: accumulated depreciation and amortization	(51,906)	(30,099)
Property and equipment, net	$62,719	$63,110
For the years ended December 31, 2021, 2020 and 2019, depreciation and amortization expense was $21.8 million, $11.7 million and $6.4 million, respectively, which included software amortization expense of $5.6 million, $3.0 million and $1.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. Depreciation and amortization expense is included within the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of services	$14,094	$9,055	$4,752
Research and development	5,819	1,040	821
Selling and marketing	3	—	—
General and administrative	1,891	1,639	834
Total depreciation and amortization expenses	$21,807	$11,734	$6,407